Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETFis Series Trust I
Entity Central Index Key	0001559109
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000156214
Shareholder Report [Line Items]
Fund Name	Virtus Reaves Utilities ETF
Class Name	Virtus Reaves Utilities ETF
Trading Symbol	UTES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Reaves Utilities ETF ("Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/etf-documents. You can also request this information by contacting us at 1-888-383-0553
Additional Information Phone Number	1-888-383-0553
Additional Information Website	https://www.virtus.com/investor-resources/etf-documents
Expenses [Text Block]

What were the Fund costs for the period?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Reaves Utilities ETF	$48	0.49%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Portfolio Manager Commentary by Reaves Asset Management

For the fiscal year ended July 31, 2026, the Fund at NAV returned -4.23%. For the same period, the S&P 500® Index, a broad-based securities market index, returned 19.56%, and the S&P 500® Utilities Index, which serves as the style-specific index, returned 6.41%.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance.
Line Graph [Table Text Block]
Table Summary
	Virtus Reaves Utilities ETF - NAV $30,110	S&P 500® Index $40,742	S&P 500® Utilities Index $23,544
7/31/16	$10,000	$10,000	$10,000
8/31/16	$9,458	$10,014	$9,438
9/30/16	$9,516	$10,016	$9,475
10/31/16	$9,602	$9,833	$9,557
11/30/16	$9,063	$10,197	$9,041
12/31/16	$9,387	$10,399	$9,488
1/31/17	$9,576	$10,596	$9,607
2/28/17	$10,076	$11,017	$10,114
3/31/17	$10,070	$11,030	$10,095
4/30/17	$10,301	$11,143	$10,173
5/31/17	$10,694	$11,300	$10,605
6/30/17	$10,524	$11,370	$10,318
7/31/17	$10,759	$11,604	$10,570
8/31/17	$11,072	$11,640	$10,914
9/30/17	$10,696	$11,880	$10,615
10/31/17	$10,887	$12,157	$11,029
11/30/17	$11,157	$12,530	$11,332
12/31/17	$10,649	$12,669	$10,636
1/31/18	$10,418	$13,395	$10,310
2/28/18	$9,933	$12,901	$9,912
3/31/18	$10,368	$12,573	$10,286
4/30/18	$10,686	$12,621	$10,501
5/31/18	$10,686	$12,925	$10,383
6/30/18	$10,991	$13,005	$10,670
7/31/18	$11,087	$13,489	$10,869
8/31/18	$11,249	$13,928	$10,991
9/30/18	$11,216	$14,008	$10,925
10/31/18	$11,246	$13,050	$11,139
11/30/18	$11,840	$13,316	$11,538
12/31/18	$11,235	$12,114	$11,074
1/31/19	$11,680	$13,085	$11,453
2/28/19	$12,151	$13,505	$11,930
3/31/19	$12,558	$13,767	$12,274
4/30/19	$12,629	$14,324	$12,388
5/31/19	$12,629	$13,414	$12,293
6/30/19	$13,041	$14,360	$12,701
7/31/19	$13,024	$14,566	$12,666
8/31/19	$13,652	$14,335	$13,319
9/30/19	$14,143	$14,603	$13,886
10/31/19	$13,932	$14,920	$13,780
11/30/19	$13,606	$15,461	$13,526
12/31/19	$14,018	$15,928	$13,991
1/31/20	$14,704	$15,922	$14,922
2/29/20	$13,335	$14,611	$13,448
3/31/20	$12,031	$12,806	$12,102
4/30/20	$12,340	$14,448	$12,491
5/31/20	$12,841	$15,136	$13,041
6/30/20	$12,336	$15,437	$12,433
7/31/20	$13,446	$16,308	$13,404
8/31/20	$13,129	$17,480	$13,049
9/30/20	$13,078	$16,816	$13,196
10/31/20	$13,676	$16,369	$13,861
11/30/20	$13,887	$18,160	$13,961
12/31/20	$14,051	$18,858	$14,059
1/31/21	$13,988	$18,668	$13,930
2/28/21	$13,168	$19,183	$13,078
3/31/21	$14,519	$20,023	$14,452
4/30/21	$15,062	$21,092	$15,070
5/31/21	$14,692	$21,239	$14,712
6/30/21	$14,433	$21,735	$14,394
7/31/21	$15,017	$22,251	$15,017
8/31/21	$15,696	$22,928	$15,615
9/30/21	$14,774	$21,861	$14,649
10/31/21	$15,664	$23,393	$15,342
11/30/21	$15,521	$23,231	$15,089
12/31/21	$16,951	$24,272	$16,543
1/31/22	$16,202	$23,016	$16,002
2/28/22	$16,023	$22,327	$15,705
3/31/22	$17,558	$23,156	$17,333
4/30/22	$16,644	$21,137	$16,596
5/31/22	$17,318	$21,175	$17,313
6/30/22	$16,437	$19,427	$16,451
7/31/22	$17,525	$21,219	$17,356
8/31/22	$17,531	$20,353	$17,445
9/30/22	$15,635	$18,479	$15,466
10/31/22	$16,126	$19,975	$15,784
11/30/22	$17,409	$21,091	$16,891
12/31/22	$17,089	$19,876	$16,802
1/31/23	$16,814	$21,125	$16,466
2/28/23	$16,009	$20,610	$15,495
3/31/23	$16,751	$21,366	$16,257
4/30/23	$16,948	$21,700	$16,561
5/31/23	$16,345	$21,794	$15,589
6/30/23	$16,723	$23,234	$15,846
7/31/23	$17,141	$23,980	$16,238
8/31/23	$16,271	$23,599	$15,238
9/30/23	$15,421	$22,473	$14,381
10/31/23	$15,620	$22,001	$14,566
11/30/23	$16,316	$24,010	$15,319
12/31/23	$16,678	$25,101	$15,612
1/31/24	$16,213	$25,523	$15,142
2/29/24	$16,852	$26,886	$15,311
3/31/24	$18,214	$27,751	$16,325
4/30/24	$18,579	$26,617	$16,594
5/31/24	$20,788	$27,937	$18,083
6/30/24	$19,549	$28,939	$17,086
7/31/24	$20,419	$29,292	$18,245
8/31/24	$21,606	$30,002	$19,132
9/30/24	$24,187	$30,643	$20,395
10/31/24	$24,307	$30,365	$20,186
11/30/24	$26,387	$32,148	$20,931
12/31/24	$24,233	$31,381	$19,270
1/31/25	$25,934	$32,255	$19,835
2/28/25	$25,291	$31,834	$20,170
3/31/25	$24,641	$30,041	$20,222
4/30/25	$25,447	$29,837	$20,241
5/31/25	$27,709	$31,715	$21,017
6/30/25	$28,913	$33,328	$21,084
7/31/25	$31,441	$34,076	$22,125
8/31/25	$30,231	$34,766	$21,774
9/30/25	$31,989	$36,035	$22,679
10/31/25	$32,021	$36,879	$23,156
11/30/25	$32,277	$36,970	$23,567
12/31/25	$30,419	$36,992	$22,362
1/31/26	$29,923	$37,529	$22,667
2/28/26	$32,983	$37,243	$25,013
3/31/26	$30,920	$35,389	$24,209
4/30/26	$32,554	$39,102	$24,714
5/31/26	$31,202	$41,160	$23,445
6/30/26	$31,758	$40,768	$24,081
7/31/26	$30,110	$40,742	$23,544

Average Annual Return [Table Text Block]
Table Summary
ANNUAL AVERAGE TOTAL RETURNS	1 Year	5 Years	10 Years
Virtus Reaves Utilities ETF - NAV	-4.23	14.93	11.65
S&P 500® Index	19.56	12.86	15.08
S&P 500® Utilities Index	6.41	9.41	8.94

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
AssetsNet	$ 1,314,069,235
Holdings Count | Holding	18
Advisory Fees Paid, Amount	$ 6,428,031
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of July 31, 2026)

Table Summary
Fund net assets	$1,314,069,235
Total number of portfolio holdings	18
Total advisory fees paid	$6,428,031
Portfolio turnover rate	34%

Holdings [Text Block]

ASSET ALLOCATION Footnote Reference(1)

Table Summary
Utilities	100.0%
Footnote	Description
Footnote(1)	Percentage of total investments as of July 31, 2026.

Material Fund Change [Text Block]